Note 8. Other Long-Term Assets (Detail) - Other Long-Term Assets (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012		Oct. 31, 2011
Restricted cash(a)	$ 3,906	[1]	$ 5,847	[1]
Financial instrument pledged as security on long-term debt(b)	38,989	[2]	40,048	[2]
Long-term note receivable(c)	14,172	[3]	20,721	[3]
Goodwill (Note 9)	2,526		2,532
Pension assets (Note 22)			9,748
Other(d)	2,503	[4]	2,349	[4]
Other long-term assets	$ 62,096		$ 81,245

[1]	As of October 31, 2012, restricted cash of $3.9 million (October 31, 2011 - $5.8 million) is related to funds for insurance liabilities.
[2]	The financial instrument pledged as security on long-term debt is classified as held to maturity and is not readily tradable as it defeases the long-term debt due to the Government of Canada related to the construction of the MAPLE Facilities (Note 11). The effective annual interest rate is 7.02% and it is repayable semi-annually over 15 years commencing October 2, 2000. The carrying value as of October 31, 2012 is $43.0 million (October 31, 2011 - $44.1 million), of which $4.0 million (October 31, 2011 - $4.1 million) is included in notes receivable in the consolidated statements of financial position. As of October 31, 2012, the fair value is $49.1 million (October 31, 2011 - $51.7 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the receivable.
[3]	Atomic Energy of Canada Limited (AECL)In fiscal 2006, as a result of a comprehensive mediation process that resulted in an exchange of assets between the Company and AECL related to the MAPLE Facilities, a long-term note receivable of $38.0 million after discounting, was received by the Company. This non-interest bearing note receivable was repayable monthly over four years commencing November 1, 2008 and the last payment was received by the Company during the fourth quarter of fiscal 2012. The carrying value of the long-term note receivable as of October 31, 2012 is $0 (October 31, 2011 - $12.0 million) of which the entire $12.0 million as at October 31, 2011 was included in notes receivable in the consolidated statements of financial position.CelerionOn March 5, 2010, as part of the consideration for the sale of Early Stage, the Company received a note receivable with a principal amount of $25.0 million issued by Celerion, which has a five-year term and bears interest at 4% per annum (the Note). Celerion can elect to add the interest to the principal amount of the Note. The Note is partially secured with a second-lien interest in certain real estate of Celerion. As part of the sale of Early Stage, the Company also signed a transition services agreement (TSA) that allowed Celerion to pay for the first three months of TSA services, to a maximum of $1.8 million, by increasing the principal amount of the Note.In the first quarter of fiscal 2012, Celerion offered to make an early payment to Nordion of $6.5 million in cash to reduce the unsecured portion of the Note principal amount by $12.5 million that would have otherwise been due in 2015, to facilitate a change in Celerion's capital structure related to its strategic initiative. Effective January 2, 2012, the Company accepted the offer from Celerion and amended the Note reflecting a reduction in the principal amount of the Note by $12.5 million in the face value, or $8.9 million in the carrying value, for a $6.5 million cash payment received. As a result, the Company recorded a loss of $2.4 million in the first quarter of fiscal 2012 (Note 18).Other than restating the principal amount for the immediate cash payment, all other terms and conditions of the Note remained effectively the same. The Company identified this transaction as an impairment indicator and assessed whether an other-than-temporary impairment of the Note has occurred. As the transaction did not represent an adverse change in the cash flow of the remaining Note amount, the Company determined no other-than-temporary impairment of the Note occurred as of January 31, 2012. Except for this transaction, the Company did not identify any impairment indicator for the Note during fiscal 2012.The carrying value of the Note, including interest and accretion as of October 31, 2012 is $14.2 million (October 31, 2011 - $20.7 million). The fair value of the Note as of October 31, 2012 is $14.2 million, which includes $5.8 million of accreted interest. The fair value has been determined based on discounted cash flows using market rates for secured debt and cost of equity of comparable companies adjusted for risk and any increase in principal amount related to the TSA and interest payments. The current face value of the Note including TSA services and interest is $16.8 million. The Note is being accreted up to its face value using an effective interest rate of 8% for secured cash flows and 28% for unsecured cash flows.
[4]	Includes the long-term portion of the TheraSphere clinical trials' prepayment, the deferred charges relating to the credit facility (Note 11) and other long-term receivables and assets.